Indebtedness (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Indebtedness [Line Items]
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis, minimum	3.5
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis	14.6
Committed credit facilities, maximum borrowing capacity	$ 8,000,000,000
Amount Outstanding	2,400,000,000	2,419,000,000
Multi-year revolving credit, expiring October 25, 2016 [Member]
Indebtedness [Line Items]
Committed credit facilities, maximum borrowing capacity	3,500,000,000
Short Term Credit Arrangement [Member]
Indebtedness [Line Items]
Committed credit facilities, maximum borrowing capacity	2,400,000,000	2,000,000,000
Multi-year revolving credit, expiring March 31, 2015 [Member]
Indebtedness [Line Items]
Committed credit facilities, maximum borrowing capacity	2,500,000,000
Bank Loans [Member]
Indebtedness [Line Items]
Amount Outstanding	$ 1,013,000,000	$ 447,000,000